Initial Public Offering (Details)	12 Months Ended
Dec. 31, 2022 shares
Initial Public Offering (Details) [Line Items]
Price per share	10
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Proceeds from issuance of underwriters	25,300,000
Sale of stock proposed public offering	3,300,000
Class A common Stock [Member]
Initial Public Offering (Details) [Line Items]
Price per share	11.5
Class A common Stock [Member] | IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of securities called by each warrant	1